Offerings	Jan. 07, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share
Fee Rate	0.01381%
Offering Note	(1) There is being registered hereunder such indeterminate number or amount of Class A common stock, preferred stock and warrants as may from time to time be issued by Permian Resources Corporation (formerly known as PRC NewCo Inc) ("Permian Resources" or the "Registrant"), as applicable, at indeterminate prices and as may be issuable upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder, including pursuant to the exercise of any warrants previously issued by Permian Resources and under any applicable antidilution provisions. (2) Includes rights to acquire Class A common stock or preferred stock of Permian Resources under any shareholder rights plan then in effect, if applicable, under the terms of any such plan. (3) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), Permian Resources is deferring payment of all of the registration fee and will pay the registration fee on a "pay-as-you-go" basis. Permian Resources will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.0001 per share
Fee Rate	0.01381%
Offering Note	(1) There is being registered hereunder such indeterminate number or amount of Class A common stock, preferred stock and warrants as may from time to time be issued by Permian Resources Corporation (formerly known as PRC NewCo Inc) ("Permian Resources" or the "Registrant"), as applicable, at indeterminate prices and as may be issuable upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder, including pursuant to the exercise of any warrants previously issued by Permian Resources and under any applicable antidilution provisions. (3) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), Permian Resources is deferring payment of all of the registration fee and will pay the registration fee on a "pay-as-you-go" basis. Permian Resources will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	(1) There is being registered hereunder such indeterminate number or amount of Class A common stock, preferred stock and warrants as may from time to time be issued by Permian Resources Corporation (formerly known as PRC NewCo Inc) ("Permian Resources" or the "Registrant"), as applicable, at indeterminate prices and as may be issuable upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder, including pursuant to the exercise of any warrants previously issued by Permian Resources and under any applicable antidilution provisions. (4) Includes warrants for the purchase of shares of Class A common stock or preferred stock. (3) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), Permian Resources is deferring payment of all of the registration fee and will pay the registration fee on a "pay-as-you-go" basis. Permian Resources will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share
Amount Registered | shares	82,726,071
Proposed Maximum Offering Price per Unit	13.70
Maximum Aggregate Offering Price	$ 1,133,347,172.70
Fee Rate	0.01381%
Amount of Registration Fee	$ 156,515.24
Offering Note	(5) Pursuant to Rule 416 under the Securities Act, the shares being registered hereunder include such indeterminate number of shares of common stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. This Registration Statement also covers an indeterminate amount of securities as may be issued in exchange for, or upon conversion or exercise of, as the case may be, the securities issued hereunder. (6) Pursuant to Rule 457(c) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is $1,133,347,172.70, which is the average of the high and low prices of the Class A common stock on January 6, 2026 on the New York Stock Exchange.